UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Clair Pagnano, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1732
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1.        Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

Shares	Description	Value

COMMON STOCKS — 69.1%
Australia — 0.1%
5,097,824	Spotless Group Ltd.	$12,739,680

Belgium — 0.3%
279,580	Sofina SA	29,316,849

Denmark — 0.3%
864,454	D/S Norden A/S	29,765,292

France — 11.0%
185,688	Bolloré	45,965,309
360,066	Ciments Français SA	38,106,477
39,665	Financière de l’Odet SA	20,879,252
4,564,325	GDF Suez SA	167,029,312
278,735	Guyenne et Gascogne SA	41,188,740
497,827	Lagardère SCA	21,033,246
522,444	Publicis Groupe SA	29,130,565
87,281	Robertet SA	15,316,298
40,590	Séché Environnement SA	3,755,957
2,672,214	Sodexo SA	209,488,458
5,240	Sucrière de Pithiviers-Le-Vieil SA	6,227,128
1,531,441	Teleperformance	45,004,890
1,370,135	Thales SA	59,080,495
4,502,700	Total SA, ADR	260,436,168
5,563,233	Vivendi SA	154,694,704

		1,117,336,999

Germany — 0.3%
1,524,983	Wirecard AG	27,256,165

Hong Kong — 0.1%
14,916,640	Clear Media Ltd. (a)	8,271,368

Italy — 0.1%
3,366,295	Mediaset S.p.A.	15,826,249

Japan — 14.1%
7,741,600	Astellas Pharma Inc.	299,547,655
921,800	Benesse Holdings Inc.	39,560,512
376,600	Canon Inc.	17,823,067
3,220,400	Cosel Co., Ltd. (b)	55,643,456
72,000	FANUC Ltd.	11,966,462
21,772	Fuji Media Holdings Inc.	32,128,608
1,065,300	Icom Inc. (b)	27,338,796
500	Japan Petroleum Exploration Co., Ltd.	23,384
328,000	Kanamoto Co., Ltd.	2,424,197
4,121	KDDI Corp.	29,536,265
2,862,470	Kose Corp.	74,241,816
177,200	Kyocera Corp.	17,939,010
21,410	Medikit Co., Ltd.	7,167,250
985,100	Meitec Corp.	21,438,360
397,100	Milbon Co., Ltd.	11,798,810
3,384,504	Miura Co., Ltd. (b)	97,787,172
1,025,400	Nifco Inc.	27,053,594
337,600	Nintendo Co., Ltd.	63,196,472
186,800	Nitto Kohki Co., Ltd.	4,383,146
60,135	NTT DoCoMo, Inc.	106,817,030
5,321	Okinawa Cellular Telephone Co.	11,256,025
4,572	Pasona Group Inc.	4,225,288
5,224,400	Secom Co., Ltd.	249,522,614
1,722,700	Shiseido Co., Ltd.	32,076,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

Shares	Description	Value

Japan — 14.1% (continued)
4,538,900	Shoei Co., Ltd. (b)	$40,875,753
750,688	Shofu Inc.	7,403,842
121,800	SMC Corp.	21,846,991
889	Techno Medica Co., Ltd.	3,379,094
2,018,500	Temp Holdings Co., Ltd.	18,554,003
2,828,800	Toho Co., Ltd.	46,839,208
1,249,580	Toshiba Machine Co., Ltd.	6,783,013
93,214	Yahoo Japan Corp.	31,957,101
506,700	Yamato Holdings Co., Ltd.	7,936,758

		1,430,471,360

Malaysia — 2.4%
200,473,900	Genting Malaysia Berhad	239,015,082

Norway — 1.0%
10,874,181	Orkla ASA	103,397,586

South Africa — 0.6%
6,720,690	Net 1 U.E.P.S. Technologies Inc. (a)(b)	58,335,589

South Korea — 4.9%
67,647	Fursys Inc.	1,805,779
3,532,020	Kangwon Land, Inc.	94,615,063
1,032,151	KT&G Corp.	64,192,222
53,585	Lotte Chilsung Beverage Co., Ltd.	66,250,363
43,776	Lotte Confectionery Co., Ltd.	69,744,744
246,357	Nong Shim Co., Ltd.	56,186,887
20,238	SK Holdings Co., Ltd.	3,506,795
6,983,620	SK Telecom Co., Ltd., ADR	130,593,694
38,450	SK Telecom Co., Ltd.	5,816,208
11,764	Teems Inc. (a)	135,529

		492,847,284

Switzerland — 3.2%
56,862	Affichage Holding SA (a)	10,577,718
40,119	Banque Cantonale Vaudoise	24,097,645
4,316,190	Nestlé SA	268,237,797
163,346	Schindler Holding AG	19,856,035

		322,769,195

Taiwan — 0.0%
2,603,000	Taiwan Secom Co., Ltd.	5,038,620

Thailand — 0.2%
82,012,790	Thai Beverage Public Co., Ltd.	18,361,571

United Kingdom — 0.6%
797,340	Diageo Plc, ADR	65,278,226

United States — 29.9%
2,819,300	Amdocs Ltd. (a)	85,678,527
1,758,110	Aon Corp.	90,191,043
858,030	Automatic Data Processing Inc.	45,201,020
510	Berkshire Hathaway Inc., Class ‘A’ (a)	59,213,550
3,469,440	CA Inc.	79,242,010
10,571,300	Cisco Systems, Inc.	165,017,993
635,440	Colgate-Palmolive Co.	55,543,810
998,438	Contango Oil & Gas Co. (a)(b)	58,348,717
121,807	Contango ORE Inc. (a)(b)	1,583,491
816,320	Costco Wholesale Corp.	66,317,837
1,133,600	CVS Caremark Corp.	42,600,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

Shares	Description	Value

United States — 29.9% (continued)
13,863,670	Dell Inc. (a)	$231,107,379
1,059,633	Devon Energy Corp.	83,509,677
814,130	Energizer Holdings Inc. (a)	58,910,447
6,920,829	Hewlett-Packard Co.	251,918,176
2,340,046	Ingram Micro Inc., Class ‘A’ (a)	42,448,434
331,050	Iron Mountain Inc.	11,285,495
2,943,760	Liberty Media Corp., Interactive Group, Series ‘A’ (a)	49,366,855
1,336,338	Marsh & McLennan Cos., Inc.	41,680,382
907,028	MasterCard Inc., Class ‘A’	273,323,818
10,628,000	Microsoft Corp.	276,328,000
8,393,419	News Corp., Class ‘A’	148,563,516
4,881,321	Sealed Air Corp.	116,126,627
6,113,408	Staples Inc.	96,591,846
3,423,442	Symantec Corp. (a)	67,510,276
753,720	Telephone & Data Systems Inc.	23,425,618
1,475,798	Texas Instruments Inc.	48,450,448
872,563	Ultra Petroleum Corp. (a)	39,963,385
148,593	ValueClick Inc. (a)	2,466,644
3,830,800	Wal-Mart Stores, Inc.	203,568,712
962,770	Walgreen Co.	40,879,214
352,591	The Washington Post Co., Class ‘B’ (b)	147,717,999
1,491,780	Yahoo! Inc. (a)	22,436,371

		3,026,518,005

	TOTAL COMMON STOCKS
	(Cost — $6,238,859,572)	7,002,545,120

Principal
Amount

CORPORATE NOTES & BONDS — 6.3%
France — 3.1%
		Wendel:
56,800,000	EUR	4.875% due 5/26/2016 (c)	77,323,430
116,950,000	EUR	4.375% due 8/9/2017	150,515,565
61,000,000	EUR	6.75% due 4/20/2018	88,127,407

			315,966,402

Netherlands — 0.3%
16,694,000	EUR	UPC Holding BV, 8% due 11/1/2016 (c)	25,177,150

Norway — 0.2%
14,500,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015	15,623,750

United States — 2.7%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,515,277
		Cricket Communications Inc.:
14,871,000	USD	10% due 7/15/2015	16,097,858
2,000	USD	7.75% due 5/15/2016	2,130
19,016,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	21,345,460
3,408,000	USD	Encore Acquisition Co., 9.5% due 5/1/2016	3,804,180
6,114,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	6,572,550
15,428,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	25,937,339
		Leucadia National Corp.:
3,418,000	USD	8.125% due 9/15/2015	3,785,435
6,764,000	USD	7.125% due 3/15/2017	7,051,470
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,404,764
37,016,000	USD	Mohawk Industries Inc., 6.875% due 1/15/2016 (d)	40,439,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

Principal
Amount		Description	Value

United States — 2.7% (continued)
20,090,000	USD	Penn Virginia Corp., 10.375% due 6/15/2016	$22,350,125
		QVC Inc.:
6,878,000	USD	7.125% due 4/15/2017 (c)	7,256,290
31,121,000	USD	7.5% due 10/1/2019 (c)	33,143,865
61,574,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (c)	68,193,205
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	6,593,866

			276,493,794

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $565,115,591)	633,261,096

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
6,273,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust,
		CD 2007 CD4 A4, 5.322% due 12/11/2049
		(Cost — $4,360,348)	6,664,935

SOVEREIGN GOVERNMENT BONDS — 7.0%
Hong Kong — 1.0%
735,050,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	97,847,126

Norway — 1.0%
495,043,000	NOK	Government of Norway, 6.5% due 5/15/2013	98,352,354

Singapore — 4.9%
593,799,000	SGD	Government of Singapore, 2.25% due 7/1/2013	500,651,888

Taiwan — 0.1%
353,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	12,737,089

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $667,219,638)	709,588,457

Ounces

COMMODITIES — 5.3%
359,611	Gold Bullion (a)
	(Cost — $406,405,588)	539,182,499

Principal
Amount

SHORT-TERM INVESTMENTS — 12.2%
Commercial Paper — 10.7%
15,000,000	USD	Abbott Laboratories, 0.05% due 7/21/2011 (c)	14,999,583
5,865,000	USD	BMW US Capital LLC, 0.28% due 7/22/2011 (c)	5,864,042
10,000,000	USD	Coca-Cola Enterprises, Inc., 0.17% due 7/1/2011 (c)	10,000,000
20,769,000	USD	DENTSPLY International, Inc., 0.28% due 7/1/2011 (c)	20,769,000
		Devon Energy Corp.:
75,000,000	USD	0.15% due 7/1/2011 (c)	75,000,000
25,000,000	USD	0.21% due 7/19/2011 (c)	24,997,375
15,000,000	USD	0.21% due 7/20/2011 (c)	14,998,338
		E.I. du Pont de Nemours and Co.:
32,100,000	USD	0.15% due 7/12/2011 (c)	32,098,529
21,500,000	USD	0.14% due 7/25/2011 (c)	21,497,993
		Electricité de France SA:
45,000,000	USD	0.13% due 7/20/2011 (c)	44,996,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

Principal
Amount		Description	Value

Commercial Paper — 10.7% (continued)
29,327,000	USD	0.15% due 8/12/2011 (c)	$29,321,868
97,328,000	USD	0.16% due 8/26/2011 (c)	97,303,776
25,606,000	USD	Florida Power & Light Co., 0.18% due 7/18/2011 (c)	25,603,824
		GDF Suez SA:
48,900,000	USD	0.14% due 7/1/2011 (c)	48,900,000
42,000,000	USD	0.16% due 7/8/2011 (c)	41,998,693
40,000,000	USD	0.17% due 7/11/2011 (c)	39,998,111
17,000,000	USD	0.16% due 7/27/2011 (c)	16,998,036
14,645,000	USD	0.18% due 8/8/2011 (c)	14,642,217
27,171,000	USD	Nestlé Capital Corp., 0.01% due 8/1/2011 (c)	27,170,766
		NetJets Inc.:
63,100,000	USD	0.1% due 7/6/2011 (c)	63,099,124
51,300,000	USD	0.08% due 7/7/2011 (c)	51,299,316
		Procter & Gamble International Funding SCA:
68,100,000	USD	0.07% due 7/8/2011 (c)	68,099,073
50,000,000	USD	0.08% due 7/15/2011 (c)	49,998,444
39,399,000	USD	Reed Elsevier Plc, 0.3% due 7/5/2011 (c)	39,397,687
24,200,000	USD	United Healthcare Co., 0.3% due 7/1/2011 (c)	24,200,000
		United Parcel Service Inc.:
26,800,000	USD	0.03% due 7/6/2011 (c)	26,799,888
3,600,000	USD	0.03% due 7/7/2011 (c)	3,599,982
76,900,000	USD	0.04% due 7/7/2011 (c)	76,899,487
75,000,000	USD	Wal-Mart Stores Inc., 0.06% due 7/1/2011 (c)	75,000,000

			1,085,552,065

Treasury Bills — 1.5%
Canada — 0.9%
93,847,000	CAD	Government of Canada, due 8/4/2011	97,211,555

Japan — 0.4%
3,070,000,000	JPY	Government of Japan, due 11/10/2011	38,118,604

United States — 0.2%
17,283,000	USD	Government of the United States, due 9/8/2011 (e)	17,282,499

			152,612,658

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,235,683,610)	1,238,164,723

		TOTAL INVESTMENTS — 100.0% (Cost — $9,117,644,347)	10,129,406,830
		Other Assets In Excess of Liabilities — 0.0%	3,588,456

		TOTAL NET ASSETS — 100.0%	$10,132,995,286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

The IVA Worldwide Fund had the following forward foreign currency contracts open at June 30, 2011:

							Net Unrealized
		Settlement	Local Currency		USD	USD Value at	Appreciation/
Foreign Currency	Counterparty	Dates Through	Amount		Equivalent	June 30, 2011	(Depreciation)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	9/9/2011	AUD	2,314,000	$2,453,187	$2,461,316	$(8,129)

British pound	State Street Bank & Trust Co.	9/9/2011	GBP	16,122,000	26,479,579	25,854,110	625,469

Euro	State Street Bank & Trust Co.	9/9/2011	EUR	488,088,000	713,590,408	706,489,999	7,100,409

Japanese yen	State Street Bank & Trust Co.	9/9/2011	JPY	50,345,348,000	627,957,033	625,589,563	2,367,470
South Korean won	State Street Bank & Trust Co.	7/7/2011	KRW	155,996,488,000	144,474,636	146,093,913	(1,619,277)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$ 8,465,942

The IVA Worldwide Fund had the following futures contracts open at June 30, 2011:

			USD Market Value of
	Number of	Expiration	Securities Underlying	Net Unrealized
Description	Contracts	Date	the Contracts	(Depreciation)

Contracts to Sell:
Japanese Government 10-Year Bond	678	9/8/2011	$1,187,815,912	$(3,076,499)
U.S. Treasury 10-Year Note	7,616	9/21/2011	931,651,000	(2,571,676)

Net Unrealized Depreciation on Open Futures Contracts				$(5,648,175)

Abbreviations used in this schedule:
ADR	American Depositary Receipt
AUD	Australian dollar
CAD	Canadian dollar
EUR	euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
KRW	South Korean won
NOK	Norwegian krone
SGD	Singapore dollar
TWD	Taiwan dollar
USD	United States dollar

(a)	Non-income producing investment.
(b)	Security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	Shares Held at				Affiliated Security
	September 30,	Share	Share	Shares Held at	Value at	Realized	Dividend
Security	2010	Additions	Reductions	June 30, 2011	June 30, 2011	Gain/(Loss)	Income*

Contango Oil & Gas Co.	1,206,290	205,878	413,730	998,438	$ 58,348,717	$ 438,181	$ 554,893
Contango ORE Inc.	—	121,807	—	121,807	1,583,491	—	—
Cosel Co., Ltd.	1,221,300	1,999,100	—	3,220,400	55,643,456	—	668,797
Icom Inc.	402,100	663,200	—	1,065,300	27,338,796	—	76,538
Miura Co., Ltd.	2,035,875	1,348,629	—	3,384,504	97,787,172	—	738,552
Net 1 U.E.P.S. Technologies Inc.	2,433,660	4,287,030	—	6,720,690	58,335,589	—	—
Shoei Co., Ltd.	3,945,100	606,100	12,300	4,538,900	40,875,753	(22,405)	505,606
ValueClick, Inc.**	5,784,239	492,220	6,127,866	148,593	—	34,014,895	—
The Washington Post Co., Class ‘B’	227,501	125,090	—	352,591	147,717,999	—	2,016,875

Total					$487,630,973	$ 34,430,671	$ 4,561,261

* Dividend income is net of withholding taxes.
** Non-affiliated at June 30, 2011.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2011

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be affected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(e)	Security is held at futures broker as collateral for open futures contracts sold. At June 30, 2011, portfolio securities valued at $17,282,499 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Investments)

Technology	18.5%
Consumer Discretionary	14.6%
Consumer Staples	12.3%
Short-Term Investments	12.2%
Industrials	7.5%
Sovereign Government Bonds	7.0%
Gold	5.3%
Holding Company	5.1%
Energy	5.1%
Telecommunication Services	3.8%
Health Care	3.1%
Materials	1.8%
Utilities	1.6%
Financials	1.6%
Real Estate	0.5%

Total Investments	100.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2011

Shares	Description	Value

COMMON STOCKS — 68.9%
Argentina — 0.2%
871	Nortel Inversora SA, Series ‘B’, ADR (a)	$24,928
198,730	Telecom Argentina SA, ADR	5,178,904

		5,203,832

Australia — 1.2%
2,568,054	Programmed Maintenance Services Ltd.	6,059,609
8,340,060	Spotless Group Ltd.	20,842,166

		26,901,775

Belgium — 0.5%
99,285	Sofina SA	10,411,057

Denmark — 0.5%
355,046	D/S Norden A/S	12,225,113

France — 16.2%
113,396	Alten	4,511,444
66,297	Bolloré	16,411,196
106,720	Ciments Français SA	11,294,383
22,026	Financière de l’Odet SA	11,594,262
182,530	Financière Marc de Lacharriere SA	7,676,179
1,446,940	GDF Suez SA	52,950,084
106,054	Guyenne et Gascogne SA	15,671,626
194,259	Lagardère SCA	8,207,464
196,801	Publicis Groupe SA	10,973,280
62,679	Robertet SA	10,999,074
16,030	Séché Environnement SA	1,483,321
190,129	Securidev SA (b)	11,028,620
737,937	Sodexo SA	57,850,638
3,430	Sucrière de Pithiviers-Le-Vieil SA	4,076,154
557,139	Teleperformance	16,372,801
463,076	Thales SA	19,967,930
1,242,410	Total SA, ADR	71,860,994
1,755,121	Vivendi SA	48,803,982

		381,733,432

Germany — 0.4%
550,830	Wirecard AG	9,845,037

Hong Kong — 0.8%
35,755,030	Clear Media Ltd. (a)(b)	19,826,382

Italy — 0.5%
2,388,910	Mediaset S.p.A.	11,231,186

Japan — 26.9%
257,600	Arcs Co. Ltd.	4,038,149
916,200	Ariake Japan Co., Ltd.	18,607,378
50,400	As One Corp.	1,051,761
1,921,000	Astellas Pharma Inc.	74,329,731
116,600	The Bank of Okinawa Ltd.	4,996,833
341,600	Benesse Holdings Inc.	14,660,307
127,700	Canon Inc.	6,043,563
1,282,700	Cosel Co., Ltd.	22,163,042
570,500	Daiichikosho Co., Ltd.	9,226,644
30,200	FANUC Ltd.	5,019,266
8,018	Fuji Media Holdings Inc.	11,832,040
1,179,400	Hi Lex Corp.	21,169,281
423,182	Hitachi Tool Engineering Ltd.	4,599,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2011

Shares	Description	Value

Japan — 26.9% (continued)
849,700	Icom Inc. (b)	$21,805,853
2,076,500	Iino Kaiun Kaisha Ltd.	10,188,404
190,300	Japan Petroleum Exploration Co., Ltd.	8,899,814
154,000	Kanamoto Co., Ltd.	1,138,190
800	KDDI Corp.	5,733,805
798,440	Kose Corp.	20,708,561
51,100	Kyocera Corp.	5,173,157
9,540	Medikit Co., Ltd.	3,193,628
174,500	Meitec Corp.	3,797,578
845,200	Milbon Co., Ltd. (b)	25,112,954
1,230,276	Miura Co., Ltd.	35,545,891
333,200	Nifco Inc.	8,790,967
102,500	Nintendo Co., Ltd.	19,187,318
306,500	Nitto Kohki Co., Ltd.	7,191,833
17,658	NTT DoCoMo, Inc.	31,365,679
6,785	Okinawa Cellular Telephone Co.	14,352,966
1,755	Pasona Group Inc.	1,621,912
373,100	San-A Co. Ltd.	14,366,934
1,362,400	Secom Co., Ltd.	65,069,598
10,600	Secom Joshinetsu Co., Ltd.	327,987
353,900	Shingakukai Co., Ltd.	1,305,612
610,800	Shiseido Co., Ltd.	11,373,073
1,787,900	Shoei Co., Ltd.	16,101,205
584,850	Shofu Inc.	5,768,224
4,500	SK Kaken Co., Ltd.	154,556
34,900	SMC Corp.	6,259,934
6,790	So-net Entertainment Corp.	28,634,308
559	Techno Medica Co., Ltd.	2,124,762
3,193,700	Temp Holdings Co., Ltd. (b)	29,356,413
485,400	Toho Co., Ltd.	8,037,242
723,590	Toshiba Machine Co., Ltd.	3,927,816
50,460	Yahoo Japan Corp.	17,299,497
150,100	Yamato Holdings Co., Ltd.	2,351,110

		634,004,295

Malaysia — 2.9%
1,895,700	Aeon Co. (M) Berhad	4,545,411
53,655,200	Genting Malaysia Berhad	63,970,432

		68,515,843

Netherlands — 0.1%
18,146	Hal Trust NV	2,402,506

Norway — 1.7%
4,290,787	Orkla ASA	40,799,120

Singapore — 0.7%
3,277,291	Haw Par Corp. Ltd.	16,008,911

South Africa — 0.7%
1,824,480	Net 1 U.E.P.S. Technologies Inc. (a)	15,836,486

South Korea — 7.7%
33,721	Binggrae Co., Ltd.	1,942,436
61,768	Fursys Inc.	1,648,844
1,171,990	Kangwon Land, Inc.	31,395,039
356,871	KT&G Corp.	22,194,759
18,401	Lotte Chilsung Beverage Co., Ltd.	22,750,264
13,783	Lotte Confectionery Co., Ltd.	21,959,334
46,153	Lotte Samkang Co. Ltd.	16,426,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2011

Shares	Description	Value

South Korea — 7.7% (continued)
80,370	Nong Shim Co., Ltd.	$18,330,066
4,179	SK Holdings Co., Ltd.	724,128
2,224,790	SK Telecom Co., Ltd., ADR	41,603,573
16,290	SK Telecom Co., Ltd.	2,464,136
10,742	Teems Inc. (a)	123,755

		181,563,197

Switzerland — 3.9%
19,750	Affichage Holding SA (a)	3,673,982
15,962	Banque Cantonale Vaudoise	9,587,642
75,539	Gategroup Holding AG (a)	3,333,330
1,124,660	Nestlé SA	69,894,124
49,164	Schindler Holding AG	5,976,284

		92,465,362

Taiwan — 0.6%
6,730,000	Taiwan Secom Co., Ltd.	13,027,243

Thailand — 0.4%
36,089,930	Thai Beverage Public Co., Ltd.	8,080,054

United Kingdom — 3.0%
285,990	Diageo Plc, ADR	23,414,001
1,411,910	Jardine Lloyd Thompson Group Plc	15,431,775
1,569,407	LSL Property Services Plc	7,046,403
1,899,400	Micro Focus International Plc	10,221,432
136,284	Next Plc	5,085,453
222,280	Vodafone Group Plc, ADR	5,939,322
1,628,500	Vodafone Group Plc	4,320,384

		71,458,770

	TOTAL COMMON STOCKS
	(Cost — $1,376,573,395)	1,621,539,601

Principal
Amount

CORPORATE NOTES & BONDS — 4.5%
France — 2.9%
		Wendel:
15,600,000	EUR	4.875% due 5/26/2016 (e)	21,236,716
35,800,000	EUR	4.375% due 8/9/2017	46,074,880

			67,311,596

Netherlands — 0.3%
5,183,000	EUR	UPC Holding BV, 8% due 11/1/2016 (e)	7,816,771

Norway — 0.8%
6,700,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015	7,219,250
60,500,000	NOK	Stolt-Nielsen Ltd. SA, 7.56% due 6/22/2016 (c)(d)	11,238,446

			18,457,696

United States — 0.5%
6,960,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	11,701,055

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $92,216,222)	105,287,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2011

Principal
Amount		Description	Value

SOVEREIGN GOVERNMENT BONDS — 9.5%
Hong Kong — 1.6%
289,350,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	$38,517,197

Norway — 0.9%
111,886,000	NOK	Government of Norway, 6.5% due 5/15/2013	22,228,880

Singapore — 6.2%
174,614,000	SGD	Government of Singapore, 2.25% due 7/1/2013	147,222,930

Taiwan — 0.3%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	6,170,092

Thailand — 0.5%
318,432,000	THB	Government of Thailand, 5.25% due 5/12/2014	10,829,538

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $215,186,724)	224,968,637

Ounces

COMMODITIES — 5.8%
91,034	Gold Bullion (a)
	(Cost — $105,212,104)	136,492,306

Principal
Amount

SHORT-TERM INVESTMENTS — 11.1%
Commercial Paper — 8.8%
15,771,000	USD	Abbott Laboratories, 0.05% due 7/21/2011 (e)	15,770,562
15,000,000	USD	Coca-Cola Enterprises, Inc., 0.17% due 7/1/2011 (e)	15,000,000
14,231,000	USD	DENTSPLY International, Inc., 0.28% due 7/1/2011 (e)	14,231,000
		Devon Energy Corp.:
25,000,000	USD	0.15% due 7/1/2011 (e)	25,000,000
5,000,000	USD	0.21% due 7/20/2011 (e)	4,999,446
8,500,000	USD	E.I. du Pont de Nemours and Co., 0.14% due 7/25/2011 (e)	8,499,206
7,156,000	USD	Florida Power & Light Co., 0.18% due 7/14/2011 (e)	7,155,535
		GDF Suez SA:
15,600,000	USD	0.14% due 7/1/2011 (e)	15,600,000
13,800,000	USD	0.16% due 7/12/2011 (e)	13,799,325
3,601,000	USD	Henkel Corp., 0.12% due 7/29/2011 (e)	3,600,664
20,900,000	USD	NetJets Inc., 0.1% due 7/6/2011 (e)	20,899,710
20,800,000	USD	Procter & Gamble International Funding SCA, 0.07% due 7/8/2011 (e)	20,799,717
601,000	USD	Reed Elsevier Plc, 0.3% due 7/5/2011 (e)	600,980
11,400,000	USD	United Parcel Service Inc., 0.03% due 7/7/2011 (e)	11,399,943
30,000,000	USD	Wal-Mart Stores Inc., 0.06% due 7/1/2011 (e)	30,000,000

			207,356,088

Treasury Bills — 2.3%
Canada — 1.9%
42,289,000	CAD	Government of Canada, 1.1% due 8/4/2011	43,805,027

Japan — 0.4%
800,000,000	JPY	Government of Japan, due 11/10/2011	9,933,187

			53,738,214

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $259,972,382)	261,094,302

		TOTAL INVESTMENTS — 99.8% (Cost — $2,049,160,827)	2,349,381,964
		Other Assets In Excess of Liabilities — 0.2%	5,503,695

		TOTAL NET ASSETS — 100.0%	$2,354,885,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2011

The IVA International Fund had the following forward foreign currency contracts open at June 30, 2011:

							Net Unrealized
		Settlement	Local Currency		USD	USD Value at	Appreciation/
Foreign Currency	Counterparty	Dates Through	Amount		Equivalent	June 30, 2011	(Depreciation)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	9/9/2011	AUD	4,966,000	$5,264,705	$5,282,151	$(17,446)
British pound	State Street Bank & Trust Co.	9/9/2011	GBP	11,801,000	19,382,552	18,924,721	457,831
Euro	State Street Bank & Trust Co.	9/9/2011	EUR	120,303,000	176,085,272	174,134,308	1,950,964
Japanese yen	State Street Bank & Trust Co.	9/9/2011	JPY	26,348,308,000	328,633,170	327,403,169	1,230,001
South Korean won	State Street Bank & Trust Co.	7/7/2011	KRW	37,640,884,000	34,860,740	35,251,460	(390,720)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$3,230,630

The IVA International Fund had the following futures contracts open at June 30, 2011:

			USD Market Value of
	Number of	Expiration	Securities Underlying	Net Unrealized
Description	Contracts	Date	the Contracts	(Depreciation)

Contracts to Sell:
Japanese Government 10-Year Bond	179	9/8/2011	$313,597,416	$ (812,200)

Abbreviations used in this schedule:
ADR	American Depositary Receipt
AUD	Australian dollar
CAD	Canadian dollar
EUR	euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
KRW	South Korean won
NOK	Norwegian krone
SGD	Singapore dollar
THB	Thai baht
TWD	Taiwan dollar
USD	United States dollar

(a)	Non-income producing investment.
(b)
Security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	Shares Held at				Affiliated Security
	September 30,	Share	Share	Shares Held at	Value at		Dividend
Security	2010	Additions	Reductions	June 30, 2011	June 30, 2011	Realized Gain	Income*

Clear Media Ltd.	14,482,030	21,273,000	—	35,755,030	$ 19,826,382	—	—
Icom Inc.	683,600	354,300	188,200	849,700	21,805,853	$78,935	$ 94,267
Milbon Co., Ltd.	515,900	329,390	90	845,200	25,112,954	449	477,711
Securidev SA	182,918	7,211	—	190,129	11,028,620	—	340,852
Temp Holdings Co., Ltd.	2,161,800	1,031,900	—	3,193,700	29,356,413	—	209,839

Total					$107,130,222	$79,384	$1,122,669

*Dividend income is net of withholding taxes.

(c)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(d)	Security is deemed illiquid. As of June 30, 2011, the value of this security amounted to 0.5% of total net assets.
(e)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be affected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2011

Sector Allocation (As a Percent of Total Investments)

Industrials	15.6%
Consumer Discretionary	14.5%
Consumer Staples	13.6%
Short-Term Investments	11.1%
Sovereign Government Bonds	9.6%
Technology	5.9%
Gold	5.8%
Telecommunication Services	5.5%
Holding Company	5.0%
Energy	3.7%
Health Care	3.7%
Utilities	2.3%
Financials	2.0%
Materials	1.0%
Real Estate	0.7%

Total Investments	100.0%

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 — Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ, are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by the exchange on which they are traded.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures. ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in
	Active Markets	Other Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a):
Foreign	$3,976,027,115	—	—	$3,976,027,115
United States	3,026,518,005	—	—	3,026,518,005
Corporate notes & bonds(a)	—	$633,261,096	—	633,261,096
Commercial mortgage backed securities	—	6,664,935	—	6,664,935
Sovereign government bonds(a)	—	709,588,457	—	709,588,457
Commodities	539,182,499	—	—	539,182,499
Short-term investments(a)	—	1,238,164,723	—	1,238,164,723
Unrealized appreciation on open forward foreign currency contracts	—	8,465,942		8,465,942

Total assets	$7,541,727,619	$2,596,145,153	—	$10,137,872,772

LIABILITIES

Unrealized depreciation on open futures contracts	$(5,648,175)	—	—	$(5,648,175)

Total liabilities	$(5,648,175)	—	—	$(5,648,175)

(a)    See Schedule of Investments for additional detailed categorization.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in
	Active Markets	Other Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

ASSETS
Common stocks(a):
Foreign	$1,621,539,601	—	—	$1,621,539,601
Corporate notes & bonds(a)	—	$105,287,118	—	105,287,118
Sovereign government bonds(a)	—	224,968,637	—	224,968,637
Commodities	136,492,306	—	—	136,492,306
Short-term investments(a)	—	261,094,302	—	261,094,302
Unrealized appreciation on open forward foreign currency contracts	—	3,230,630	—	3,230,630

Total assets	$1,758,031,907	$594,580,687	—	$2,352,612,594

LIABILITIES

Unrealized depreciation on open futures contracts	$(812,200)	—	—	$(812,200)

Total liabilities	$(812,200)	—	—	$(812,200)

(a)    See Schedule of Investments for additional detailed categorization.

For the period ended June 30, 2011, the Funds had no significant assets or liabilities transferred between Levels 1 and 2 of the fair value hierarchy. For the period ended June 30, 2011 and the year ended September 30, 2010 there were no Level 3 assets or liabilities.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Note 2 — Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2011.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$9,117,644,347	$2,049,160,827

Gross unrealized appreciation	$1,124,002,205	$313,549,896

Gross unrealized depreciation	(112,239,722)	(13,328,759)

Net unrealized appreciation	$1,011,762,483	$300,221,137

Note 3 — Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2011, these instruments included futures, written call and put options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2011.

Worldwide Fund

	Unrealized Appreciation on	Unrealized Depreciation
	Open Forward Foreign	on Open Futures
Risk-Type Category	Currency Contracts	Contracts	Total

Foreign exchange contracts	$8,465,942	—	$8,465,942

Interest rate contracts	—	$(5,648,175)	(5,648,175)

Total	$8,465,942	$(5,648,175)	$2,817,767

International Fund

	Unrealized Appreciation on	Unrealized Depreciation
	Open Forward Foreign	on Open Futures
Risk-Type Category	Currency Contracts	Contracts	Total

Foreign exchange contracts	$3,230,630	—	$3,230,630

Interest rate contracts	—	$(812,200)	(812,200)

Total	$3,230,630	$(812,200)	$2,418,430

Item 2.        Controls and Procedures.

(a)        Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)        There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.        Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:     August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:     August 26, 2011

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:     August 26, 2011